Audit, Audit Related and Other Non-Audit Services - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Total fees paid to auditors	£ 2.1	£ 2.1	£ 1.7